Equity Method Investments - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Equity Method Investments [Roll Forward]
Equity method investments at January 1, 2023 and 2024			$ 174,910	$ 148,534	$ 148,534
Share of results	$ 4,687	$ 5,993	9,077	$ 11,296	20,607
Distributions received from equity method investments			(14,650)		(30,790)
Equity contributions to joint venture entity			24,003		35,000
Equity method investments – additions			0		1,559
Total equity method investments at December 31, 2023 and June 30, 2024	$ 193,340		$ 193,340		$ 174,910